Fees Summary	Jul. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,916,000.00
Total Fee Amount	955.10
Total Offset Amount	0.00
Net Fee	$ 955.10
Offering Table N/A
Offset Table N/A	N/A